Financial risk management (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of financial risk management [Line Items]
Disclosure of credit risk exposure [text block]
The group is also exposed to fluctuations in the price of consumables, such as fuel, steel, rubber, cyanide and lime, mainly due to changes in the price of oil, as well as fluctuations in exchange rates.

$000	Dec 31, 2017	Dec 31, 2016
Level of exposure of foreign currency risk
Carrying value of foreign currency balances
Cash and cash equivalents includes balances denominated in:
• Communauté Financi?re Africaine franc (CFA)	676	1,289
• Euro (EUR)	2,170	2,222
• South African rand (ZAR)	1,217	166
• British pound (GBP)	702	277
Trade and other receivables includes balances dominated in:
• Communauté Financi?re Africaine franc (CFA)	19,165	6,886
• South African rand (ZAR)	-	89
• Euro (EUR)	7,546	4,806
• British pound (GBP)	46	2
Trade and other payables includes balances dominated in:
• Communauté Financi?re Africaine franc (CFA)	(37,067)	(4,525)
• Euro (EUR)	(321)	(486)
• South African rand (ZAR)	(1,296)	(868)
• British pound (GBP)	(742)	(898)

Disclosure of effect of changes in foreign exchange rates [text block]
The group’s exposure to foreign currency arises where a company holds monetary assets and liabilities denominated in a currency different to the functional currency of the holder of the instrument which is the US dollar. The following table shows the impact of a 10% change in the US dollar on profit and equity arising as a result of the revaluation of the group’s foreign currency financial instruments. The TVA balance in Kibali is denominated in CDF and while not a financial instrument under IFRS 7, a movement of 10% in the year end rate would have an effect of $11.9 million on the receivable shown in the ‘Investments in joint ventures’ in the consolidated statement of financial position.

	Closing exchange rate	Effect of 10% strengthening of $ on net earnings and equity $000
At December 31, 2017
Euro (EUR)	0.8347	940
Communauté Financi?re Africaine franc (CFA)	547.53	(1,723)
South African rand (ZAR)	12.36	(8)
British pound (GBP)	0.74	1
At December 31, 2016
Euro (EUR)	0.9490	654
Communauté Financi?re Africaine franc (CFA)	623.30	365
South African rand (ZAR)	13.65	(61)
British pound (GBP)	0.81	(62)

Disclosure of risk management strategy related to hedge accounting [text block]
Maturity date	Amount $000	Effective rate for the year %
Cash and cash equivalents:
All less than 90 days as from December 31, 2017	719,808	0.9029%

Disclosure Of Detailed Information of Capital Risk Management [text block]
Total capital is calculated as equity, as shown in the consolidated statement of financial position, plus net debt (net cash).

$000	Dec 31, 2017	Dec 31, 2016
Capital risk management
Trade and other payables	(149,288)	(127,377)
Less: cash and cash equivalents	719,808	516,301
Net position	570,520	388,924
Total equity	3,992,269	3,751,957
Total capital	3,421,749	3,363,033
Gearing ratio	0%	0%

Disclosure of detailed information of contractual undiscounted cash flows [text block]
As the amounts disclosed in the table are the contractual undiscounted cash flows, these balances will not necessarily correspond with the amounts disclosed in the statement of financial position.

$000	Trade and other payables	Borrowings	Other financial liabilities
At December 31, 2017
Financial liabilities
Within 1 year on demand	134,662	-	-
Later than 1 year and no later than 5 years	-	-	-
After 5 years	-	-	2,765
Total	134,662	-	2,765

At December 31, 2016
Financial liabilities
Within 1 year on demand	106,548	-	-
Later than 1 year and no later than 5 years	-	-	-
After 5 years	-	-	2,765
Total	106,548	-	2,765

Kibali Jersey Limited [member]
Disclosure of financial risk management [Line Items]
Disclosure detailed information about of external credit grades [text block]
The group is also exposed to fluctuations in the price of consumables, such as fuel, steel, rubber, cyanide and lime, mainly due to changes in the price of oil, as well as fluctuations in exchange rates.

$000	Dec 31, 2017	Dec 31, 2016	Dec 31, 2015

Level of exposure of foreign currency risk carrying value of foreign currency balances.
Cash and cash equivalents includes balances denominated in:
• Congolese Franc (CDF)	28	249	71
• Euro (EUR)	297	17	47
• South African Rand (ZAR)	65	758	17
• British Pound (GBP)	3	55	4
• Australian Dollar (AUD)	402	369	363

Trade and other receivables includes balances denominated in:
• Congolese Franc (CDF)	4	5	-
• Euro (EUR)	-	-	306
• South African Rand (ZAR)	-	-	298
• British Pound (GBP)	-	-	1
• Australian Dollar (AUD)	-	-	-

$000	Dec 31, 2017	Dec 31, 2016	Dec 31, 2015

Trade and other payables includes balances denominated in:
• Euro (EUR)	(284)	(825)	(772)
• South African Rand (ZAR)	(1,003)	(671)	(2,567)
• British Pound (GBP)	(2)	-	(3)
• Australian Dollar (AUD)	(87)	(193)	(191)

Disclosure of effect of changes in foreign exchange rates [text block]
The TVA balance is denominated in CDF and while not a financial instrument under IFRS 7 a movement of 10% in the year end rate would have an effect of $12.2 million on the receivable.

	Closing exchange rate	Effect of 10% strengthening of $000 on net earnings and equity
At December 31, 2017
• Euro (EUR)	0.83382	(28)
• South African Rand (ZAR)	12.34503	(100)

At December 31, 2016
• Euro (EUR)	0.94868	(83)
• South African Rand (ZAR)	13.71502	(67)

At December 31, 2015
• Euro (EUR)	0.91525	(47)
• South African Rand (ZAR)	15.45369	(204)

Disclosure of risk management strategy related to hedge accounting [text block]
The directors believe that the working capital resources, by way of internal sources and banking facilities, are sufficient to the group’s currently foreseeable future business requirements.

		Effective
	Amount	rate for
	$000	the year
		%
Cash and cash equivalents:
All less than 90 days	3,288	0.08

Disclosure Of Detailed Information of Capital Risk Management [text block]
This measure may differ to other companies.

$000	Dec 31, 2017	Dec 31, 2016	Dec 31, 2015

Capital risk management
Borrowings and trade and other payables (note 16 and 18)	153,439	189,073	178,638
Less: cash and cash equivalents	(3,288)	(18,865)	(21,373)
Net borrowings, trade and other payables and cash	150,151	170,208	157,265
Total equity	2,824,838	2,780,887	2,791,184
Total capital	2,974,988	2,915,095	2,948,449
Gearing ratio	5%	6%	5%

Disclosure of detailed information of contractual undiscounted cash flows [text block]
The following table analyzes the group’s financial liabilities into the relevant maturity groupings based on the remaining period from the Statement of Financial Position to the contractual maturity date.

			Expected
	Trade and		Future
	other		interest
	payables	Borrowings	payments

At December 31, 2017
Financial liabilities
Within 1 year in demand	104,633	7,596	3,345
Later than 1 year and no later than 5 years	-	41,210	6,820
After 5 years	-	-	305
Total	104,633	48,806	10,470

At December 31, 2016
Financial liabilities
Within 1 year in demand	131,859	10,285	3,974
Later than 1 year and no later than 5 years	-	46,929	8,693
After 5 years	-	-	878
Total	131,859	57,214	13,545

At December 31, 2015
Financial liabilities
Within 1 year in demand	117,083	9,808	2,461
Later than 1 year and no later than 5 years	-	39,075	12,430
After 5 years	-	12,672	3,805
Total	117,083	61,555	18,696